Taxes (Details) - Schedule of aggregate deferred tax assets - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
Net operating loss carry forwards	$ 1,912,771	$ 659,669	$ 437,456
Less: valuation allowance	(1,912,771)	(659,669)	(437,456)
Deferred tax asset, net